BORROWINGS - Summary of Borrowings (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 1,198,000	$ 0
Non-current borrowings	50,188,000	0
Borrowings	51,386,000	0	$ 6,011,000	$ 217,000
HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Borrowings	50,363,000	0
Banco Santander (Colombia)
Disclosure of detailed information about borrowings [line items]
Borrowings	549,000	0
Banco Supervielle (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	309,000	0
Banco ICBC (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	96,000	0
Others
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 69,000	$ 0